Cover	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this "Amendment No. 1") amends the Current Report on Form 8-K (the "Original Filing") of Spruce Power Holding Corporation (the "Company") that was originally filed on April 5, 2023 with the Securities and Exchange Commission. The purpose of this Amendment No. 1 is to revise the fourth paragraph of the Original Filing to reflect the Company's receipt of a letter from Marcum LLP ("Marcum") on April 5, 2023 regarding the statements made by the Company with respect to Marcum in the Original Filing and to file such letter as Exhibit 16.1 to this Amendment No. 1. There are no other modifications or updates to any of the information made in the Original Filing and Item 4.01 is restated below in its entirety.
Document Period End Date	Mar. 30, 2023
Entity File Number	001-38971
Entity Registrant Name	SPRUCE POWER HOLDING CORPORATION
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1875 Lawrence Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(866)
Local Phone Number	903-2399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false